ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 331.9	$ (607.9)	$ (704.8)	$ (540.3)	$ (540.3)	$ (129.6)	$ 1,120.0
Other comprehensive income (loss)					(23.7)	(91.7)	144.0
Ending balance	350.9	(638.2)	350.9	(638.2)	(704.8)	(540.3)	(129.6)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43.8)		(43.8)		18.1	41.8	133.5
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(21.4)	49.9	32.9	43.2	43.2	133.8	(8.3)
Other comprehensive income (loss)	11.9	(11.4)	(42.4)	(4.7)	(10.3)	(90.6)	142.1
Ending balance	$ (9.5)	$ 38.5	(9.5)	38.5	32.9	43.2	133.8
Pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			$ (14.8)	$ (1.4)	(1.4)	(0.3)	(2.2)
Actuarial (loss) gain deferred during the period, net of income taxes					(13.4)	(1.1)	1.9
Amortization of deferred losses into earnings					0.0	0.0	0.0
Ending balance					(14.8)	(1.4)	(0.3)
Pension actuarial losses deferred , Tax					$ 0.1	$ 0.0	$ 0.0